Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	TEMPLETON GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000805664
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2018
Prospectus Date	rr_ProspectusDate	Oct. 05, 2018